Revenue disaggregation and segmental analysis	12 Months Ended
Mar. 31, 2020
Revenue disaggregation and segmental analysis
Revenue disaggregation and segmental analysis

 2. Revenue disaggregation and segmental analysis

The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.

Accounting policies

Revenue

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services do not meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations.

The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See “Critical accounting judgements and key sources of estimation uncertainty" in note 1 for details.

Revenue is recognised when the respective obligations in the contract are delivered to the customer and payment remains probable.

Revenue for the provision of services, such as mobile airtime and fixed line broadband, is recognised when the Group provides the related service during the agreed service period.

Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

Where refunds are issued to customers they are deducted from revenue in the relevant service period.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See “Critical accounting judgements and key sources of estimation uncertainty” in note 1 for details.

Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front at the time of sale or over the term of the related service agreement.

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised on the statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Revenue disaggregation

Revenue reported for the year includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component. The table below disaggregates the Group’s revenue by reporting segment.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2020	€m	€m	€m	€m	€m	€m	€m
Germany	10,696	1,055	11,751	300	25	12,076	5,077
Italy	4,833	583	5,416	101	12	5,529	2,068
UK	5,020	1,333	6,353	63	68	6,484	1,500
Spain	3,904	318	4,222	51	23	4,296	1,009
Other Europe	4,890	539	5,429	94	18	5,541	1,738
Eliminations	(130)	(1)	(131)	(2)	—	(133)	—
Europe	29,213	3,827	33,040	607	146	33,793	11,392
Vodacom	4,470	864	5,334	190	7	5,531	2,088
Other Markets	3,796	552	4,348	36	2	4,386	1,400
Rest of the World	8,266	1,416	9,682	226	9	9,917	3,488
Common Functions[2]	494	53	547	1,020	—	1,567	1
Eliminations	(102)	(1)	(103)	(200)	—	(303)	—
Group	37,871	5,295	43,166	1,653	155	44,974	14,881

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2019	€m	€m	€m	€m	€m	€m	€m
Germany	9,145	1,077	10,222	139	29	10,390	4,079
Italy	5,030	722	5,752	97	8	5,857	2,202
UK	4,952	1,207	6,159	56	57	6,272	1,364
Spain	4,203	392	4,595	58	16	4,669	1,038
Other Europe	4,460	529	4,989	61	22	5,072	1,606
Eliminations	(110)	—	(110)	(6)	—	(116)	—
Europe	27,680	3,927	31,607	405	132	32,144	10,289
Vodacom	4,391	873	5,264	171	8	5,443	2,157
Other Markets	4,011	816	4,827	29	8	4,864	1,404
Rest of the World	8,402	1,689	10,091	200	16	10,307	3,561
Common Functions[2]	477	37	514	1,003	—	1,517	68
Eliminations	(101)	(1)	(102)	(200)	—	(302)	—
Group	36,458	5,652	42,110	1,408	148	43,666	13,918

Notes:

1	Other revenue includes lease revenue recognised under IAS 17 “Leases" for the year ended 31 March 2019 and IFRS 16 "Leases" for the year ended 31 March 2020 (see note 20).
2	Comprises central teams and business functions.

The total future revenue from the Group’s contracts with customers with performance obligations not satisfied at 31 March 2020 is €20,336 million (2019: €18,447 million); of which €13,456 million (2019: €12,566 million) is expected to be recognised within the next year and the majority of the remaining amount in the following 12 months.

Segmental analysis

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive Officer. The Group has a single group of similar services and products, being the supply of communications services and products. Revenue is attributed to a country or region based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

Segment information is primarily provided on the basis of geographic areas, with the exception of Vodacom which encompasses South Africa and certain other smaller African markets, being the basis on which the Group manages its worldwide interests.

The aggregation of operating segments into the Europe and Rest of the World regions reflects, in the opinion of management, the similar economic characteristics within each of those regions as well as the similar products and services offered and supplied, classes of customers and the regulatory environment. In the case of the Europe region this largely reflects membership of the European Union, while for the Rest of the World region this largely includes emerging and developing economies that are in the process of rapid growth and industrialisation.

Certain financial information is provided separately within the Europe region for Germany, Italy, the UK and Spain, and within the Rest of the World region for Vodacom, as these operating segments are individually material for the Group. The segmental revenue and profit of India are included in discontinued operations for all years reported until 31 August 2018, the date of disposal, and segmental assets and cash flows are included in assets and liabilities held for sale at 31 March 2018. See note 7 “Discontinued operations and assets and liabilities held for sale” and note 27 “Acquisitions and disposals” for details.

Segmental information used for internal decision making during the years ended 31 March 2018 and 2019 was on an IAS 18 (pre-IFRS 15) basis. In the year ended 31 March 2020 internal decisions were based upon IFRS 15 financial information and accordingly comparative information for the year ended 31 March 2019 was re-presented. Consequently, segmental information for the year ended 31 March 2018 is presented on an IAS 18 (pre-IFRS 15) basis and information for years ended 31 March 2020 and 2019 is presented on an IFRS 15 basis in accordance with the above revenue recognition policy. See note 32 "IAS 18 basis primary statements” for details of the IAS 18 revenue recognition policy.

The Group’s measure of segment profit, adjusted EBITDA, excludes depreciation, amortisation, impairment loss, restructuring costs, loss on disposal of fixed assets, the Group’s share of results in associates and joint ventures and other income and expense. A reconciliation of adjusted EBITDA to operating profit is shown below. For a reconciliation of operating profit to profit for the financial year, see the Consolidated income statement on page 141.

	2020	2019	2018
	€m	€m	€m
		(re-presented)[1]
Adjusted EBITDA	14,881	13,918	14,737
Depreciation, amortisation and loss on disposal of fixed assets	(10,085)	(9,665)	(9,910)
Share of adjusted results in equity accounted associates and joint ventures[2]	(241)	(348)	389
Adjusted operating profit	4,555	3,905	5,216
Impairment losses	(1,685)	(3,525)	—
Restructuring costs[2]	(720)	(486)	(156)
Amortisation of acquired customer based and brand intangible assets[2]	(638)	(583)	(974)
Other income/(expense)[2]	2,257	(262)	213
Interest on lease liabilities	330	—	—
Operating profit/(loss)	4,099	(951)	4,299

Notes:

1

The results reflected in this table for the year ended 31 March 2019 were previously disclosed on an IAS 18 basis in the Annual Report for the year ended 31 March 2019 and have been re-presented in the table above on an IFRS 15 basis.

2

Share of results of equity accounted associates and joint ventures presented within the Consolidated income statement includes -€241m (2019: -€348 million, 2018 €389 million) included within Adjusted operating profit, -€25m (2019: -€26 million, 2018 -€9 million) included within Restructuring costs, -€215 million (2019: -€420 million, 2018 -€439 million) included within Amortisation of acquired customer based and brand intangible assets and -€2,024 million which is principally related to Vodafone Idea Limited (2019: -€114 million, 2018 €nil million) included within Other income/(expense).

Segmental assets and cash flow

				Other	Depreciation
	Non-current	Capital	Right-of-use	expenditure on	and		Operating
	assets[1]	expenditure[2]	assets	intangible assets	amortisation	Impairment loss	free cash flow[3]
	€m	€m	€m	€m	€m	€m	€m
31 March 2020
Germany	48,266	2,278	912	1,613	4,805	—	2,987
Italy	11,119	697	1,645	24	1,958	—	1,355
UK	7,790	753	733	—	2,160	—	930
Spain	7,229	761	386	—	1,763	(840)	324
Other Europe	9,138	823	298	29	1,706	(740)	1,079
Europe	83,542	5,312	3,974	1,666	12,392	(1,580)	6,675
Vodacom	5,400	802	174	55	939	—	1,341
Other Markets	1,561	587	290	55	672	—	812
Rest of the World	6,961	1,389	464	110	1,611	—	2,153
Common Functions	2,217	821	155	—	171	(105)	(1,107)
Group	92,720	7,522	4,593	1,776	14,174	(1,685)	7,721
31 March 2019
Germany	24,529	1,816	—	2	3,017	—	2,425
Italy	11,031	784	—	2,219	1,337	—	1,552
UK	7,405	804	—	408	1,612	—	689
Spain	7,438	813	—	216	1,318	(2,930)	443
Other Europe	7,093	775	—	42	1,073	(310)	861
Europe	57,496	4,992	—	2,887	8,357	(3,240)	5,970
Vodacom	5,503	810	—	91	758	—	1,379
Other Markets	3,429	626	—	34	673	(255)	769
Rest of the World	8,932	1,436	—	125	1,431	(255)	2,148
Common Functions	2,009	799	—	—	7	(30)	(1,047)
Group	68,437	7,227	—	3,012	9,795	(3,525)	7,071
31 March 2018
Germany	25,444	1,673	—	24	3,095	—	2,147
Italy	9,232	797	—	629	1,479	—	1,607
UK	7,465	889	—	—	1,600	—	408
Spain	10,576	863	—	—	1,371	—	628
Other Europe	7,441	710	—	93	1,092	—	788
Europe	60,158	4,932	—	746	8,637	—	5,578
Vodacom	5,841	763	—	1	776	—	1,453
Other Markets	3,607	729	—	—	923	—	725
Rest of the World	9,448	1,492	—	1	1,699	—	2,178
Common Functions	1,976	897	—	—	73	—	(755)
Group (IAS 18 basis)	71,582	7,321	—	747	10,409	—	7,001

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets) and computer software, reported within intangibles. Excludes licences and spectrum additions.
3	The Group’s measure of segment cash flow is reconciled to the closest equivalent GAAP measure, cash generated by operations, on page 240.